Share-based Payment Expense - Summary of Awards Granted Under Performance Share Plan (Detail)	12 Months Ended
	Dec. 31, 2022 EUR (€) yr	Dec. 31, 2021 EUR (€) yr	Dec. 31, 2020 EUR (€) yr
2014 Performance Share Plan
Disclosure Of Share Based Compensation Expense [line items]
Share price at date of award (in euros per share)	€ 38.37	€ 39.79	€ 31.50
Period to earliest release date | yr	3	3	3
Number of shares, Initial award (in shares)	3,678,505	3,261,885	3,428,021
Number of shares, Net outstanding at 31 December 2022 (in shares)	3,616,475	2,988,795	3,102,591
2010 and 2021 Savings-Related Share Option Exercisable Within Six Months After Third Anniversary of Contract | Trinomial valuation methodology
Disclosure Of Share Based Compensation Expense [line items]
Weighted fair value assigned to options (in euros per share)	€ 8.08	€ 6.78
2010 and 2021 Savings Related Share Option Exercisable Within Six Months After Fifth Anniversary of Contract | Trinomial valuation methodology
Disclosure Of Share Based Compensation Expense [line items]
Weighted fair value assigned to options (in euros per share)	€ 8.47	€ 7.05